Expense Example	Nov. 28, 2025 USD ($)
Abacus FCF International Leaders ETF | Abacus FCF International Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
Abacus FCF Leaders ETF | Abacus FCF Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	616
Abacus FCF Small Cap Leaders ETF | Abacus FCF Small Cap Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	719
Abacus FCF Innovation Leaders ETF | Abacus FCF Innovation Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	719
Abacus Flexible Bond Leaders ETF | Abacus Flexible Bond Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	242
Expense Example, with Redemption, 5 Years	435
Expense Example, with Redemption, 10 Years	995
Abacus FCF Real Assets Leaders ETF | Abacus FCF Real Assets Leaders ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	169
Expense Example, with Redemption, 10 Years	$ 719